9 CAPITAL STOCK: Schedule of Warrant Activity (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Warrant Activity

	Equity Classification		Liability Classification
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding, December 31, 2015	25,408,646	0.37	258,000	C$0.15
Exercised – Financing warrants	-	-	(158,000)	C$0.15
Expired – Financing warrants	-	-	(100,000)	C$0.15
Outstanding, December 31, 2016	25,408,646	0.37	-	-

Expired – Financing warrants	(11,492,158)	0.63	-	-
Expired – Financing warrants	(7,727,800)	0.20	-	-

Outstanding, December 31, 2017	6,188,688	0.13	-	-
Expired – Financing warrants	(6,188,688)	0.13	-	-
Outstanding, December 31, 2018	-	-	-	-